Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		106 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating Activities
Net loss	$ (4,026,234)	$ (9,715,631)	$ (71,275,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,713	4,444	76,746
Donated services and expenses			20,750
Non-cash proceeds received			(74,000)
Dual currency deposits		103,543	71,680
Impairment loss on mineral properties		3,770,129	11,358,637
Stock-based compensation	411,038	2,117,791	23,115,904
Issuance of shares and warrants for services rendered			168,100
Change in operating assets and liabilities:
Amounts receivable and prepaid expenses	133,746	(243,611)	(304,130)
Accounts payable and accrued liabilities	(772,194)	814,454	875,318
Tax credits recoverable		662	(245,186)
Non-cash portion of marketable securities			337
Net cash used in operating activities	(4,241,931)	(3,148,219)	(36,211,471)
Financing Activities
Proceeds from issuance of common stock, net	1,809,549		39,908,654
Exercise of warrants and stock options	105,000		1,075,500
Government grants received			245,186
Net cash provided by financing activities	1,914,549		41,229,340
Investing Activities
Mineral property acquisition costs		(2,420,129)	(3,419,973)
Purchase of property and equipment	(9,809)		(125,465)
Investment in dual currency deposits		(22,942,400)	(32,938,800)
Redemption of dual currency deposits		30,857,314	32,867,078
Loan to related party	56,059		(202,357)
Net cash (used in) provided by investing activities	46,250	5,494,785	(3,819,517)
Increase (decrease) in cash and cash equivalents	(2,281,132)	2,346,566	1,198,352
Cash and cash equivalents - beginning of period	3,479,484	4,536,275
Cash and cash equivalents - end of period	1,198,352	6,882,841	1,198,352
Non-cash investing and financing activities:
Issuance of common stock for mineral properties		1,350,000	5,190,500
Issuance of common stock and warrants for services			5,811,125
Supplemental Disclosures:
Interest received		61,822	817,422
Income taxes paid
Taxes received